Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Mar. 18, 2014 Subsequent Event	Jan. 03, 2014 Subsequent Event Convertible Senior Notes Two Point Zero Percent Due Twenty Eighteen Additional Notes
Subsequent Event [Line Items]
Aggregate principle amount			$ 50,000
Convertible senior notes, interest rate			2.00%
Net proceeds from issuance of senior convertible notes	$ 350,000		$ 48,939
Convertible senior notes, due date			Dec. 15, 2018
Stock split description		A five-for-one ADS stock split
Number of ADS stock split per Class A ordinary share		5
Stock split date		Apr. 07, 2014